STOCKHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

As of March 31, 2026 and December 31, 2025, the Company had 215,342 and 215,342 shares of common stock (Post split), 10,000 and 10,000 shares of Series A Preferred Stock, and 5,000,000 and 5,000,000 shares of Series B Preferred Stock issued and outstanding, respectively.

On May 12, 2023, the Company’s Board of Directors approved a One for Three Hundred (1-for-300) Reverse Stock Split of the issued and outstanding shares of Common Stock. As of the date of filing the reverse split has not been approved by FINRA and as such the financial statements have not been retroactively restated to reflect the split.

On October 12, 2023, the Board of Directors authorize an amendment to the articles of Incorporation to specifically increase the authorized shares to One Billion (1,000,000,000), consisting of; (i) Seven Hundred Million (700,000,000) shares of Common Stock, par value $0.0001 per share, Three Hundred Million (300,000,000) shares of preferred stock, par value $0.0001 per share which are issuable in one or more Series; to designate 10,000,000 preferred shares as Series A Preferred Stock and, (iv) to designate 10,000,000 preferred shares as Series B Preferred Stock.

On July 16, 2026, the Company completed a 1-for-500 reverse stock split of our issued and outstanding common stock. The financial statements have been retroactively restated to show the effect of the stock split.

NOTE 8 – STOCKHOLDERS’ EQUITY

As of December 31, 2025 and 2024, the Company had 215,342 and 215,342 shares of common stock (Post split), 10,000 and 10,000 shares of Series A Preferred Stock, and 5,000,000 and 5,000,000 shares of Series B Preferred Stock issued and outstanding, respectively.

On May 12, 2023, the Company’s Board of Directors approved a One for Three Hundred (1-for-300) Reverse Stock Split of the issued and outstanding shares of Common Stock. As of the date of filing the reverse split has not been approved by FINRA and as such the financial statements have not been retroactively restated to reflect the split.

On October 12, 2023, the Board of Directors authorize an amendment to the articles of Incorporation to specifically increase the authorized shares to One Billion (1,000,000,000), consisting of; (i) Seven Hundred Million (700,000,000) shares of Common Stock, par value $0.0001 per share, Three Hundred Million (300,000,000) shares of preferred stock, par value $0.0001 per share which are issuable in one or more Series; to designate 10,000,000 preferred shares as Series A Preferred Stock and, (iv) to designate 10,000,000 preferred shares as Series B Preferred Stock.

On September 22, 2023, the Company issued 72,000 restricted shares of common stock (Post split) valued at $489,600 for prepaid services of which $0 and $367,200 was expensed during the years ended December 31, 2025 and 2024 respectively.

On July 16, 2026, the Company completed a 1-for-500 reverse stock split of our issued and outstanding common stock. The financial statements have been retroactively restated to show the effect of the stock split.